CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONCENTRATIONS OF BUSINESS AND CREDIT RISK
Cash, uninsured amount	$ 0	$ 0	$ 5,420,000
Revenue percentage	10.00%	10.00%	10.00%